Interest-bearing loans and borrowings - Summary of Interest - Bearing Loans And Borrowings (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Non convertible debentures (secured)	₨ 90,137	₨ 38,835
Compulsorily convertible debentures (unsecured)	809	553
Term loan from bank (secured)	44,269	40,258
Term loan from financial institutions (secured)	80,300	89,604
Senior secured notes	92,924	128,160
Compulsorily convertible preference shares	26,697	23,200
Interest-bearing loans and borrowings - total	335,136	320,610
Interest-bearing loans and borrowings - net	335,136	320,610
Current portion of Long term interest bearing loans and borrowings, Non convertible debentures (secured)	10,447	6,376
Current portion of Long term interest bearing loans and borrowings, Term loan from bank (secured)	6,888	13,666
Current portion of Long term interest bearing loans and borrowings, Term loan from financial institutions (secured)	13,119	2,884
Current portion of Long term interest bearing loans and borrowings, Interest-bearing loans and borrowings - total	30,454	22,926
Amount disclosed under the head ‘other current financial liabilities'	(30,454)	(22,926)
Interest-bearing loans and borrowings - net	₨ 0	₨ 0
Compulsorily Convertible Preference Shares
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	15.02%
Maturity	June 2022
Bottom of range [Member] | Non Convertible Debentures Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	6.03%
Maturity	March 2022
Bottom of range [Member] | Compulsorily Convertible Debentures
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	8.00%
Maturity	June 2026
Bottom of range [Member] | Term Loan From Bank Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	8.21%
Maturity	December 2021
Bottom of range [Member] | Term Loan From Financial Institutions
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	8.67%
Maturity	September 2030
Bottom of range [Member] | Senior Secured Notes
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	6.06%
Maturity	September 2022
Top of range [Member] | Non Convertible Debentures Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	12.50%
Maturity	September 2034
Top of range [Member] | Compulsorily Convertible Debentures
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	10.70%
Maturity	September 2036
Top of range [Member] | Term Loan From Bank Secured
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	11.75%
Maturity	December 2038
Top of range [Member] | Term Loan From Financial Institutions
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	12.10%
Maturity	March 2041
Top of range [Member] | Senior Secured Notes
Disclosure of Long term interest bearing loans and borrowings [Line Items]
Nominal interest rate %	10.74%
Maturity	February 2027